UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $168,348 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101    11488  2044163 SH       SOLE                  2044163
CNX GAS CORP                   COM              12618H309    20511   885229 SH       SOLE                   885229
DELTA FINANCIAL CORP           COM              247918105     3516   383873 SH       SOLE                   383873
ENDEAVOUR INTL CORP            COM              29259G101      563   210000 SH       SOLE                   210000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    36442   957750 SH       SOLE                   957750
GREAT LAKES BANCORP INC NEW    COM              390914109     5304   330062 SH       SOLE                   330062
HOSPIRA INC                    COM              441060100    14634   382400 SH       SOLE                   382400
MASTERCARD INC                 COM              57636Q104    12649   179800 SH       SOLE                   179800
NTL INC DEL                    COM              62941W101    20436   803602 SH       SOLE                   803602
PHH CORP                       COM NEW          693320202    19567   714124 SH       SOLE                   714124
WASHINGTON GROUP INTL INC      COM NEW          938862208    11620   197426 SH       SOLE                   197426
WESTERN UNION COMPANY          COM              959802109    11618   526872 SH       SOLE                   526872